Accrued expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accrued expenses [Text Block]	Note 9 - Accrued Expenses
	September 30, 2013	December 31, 2012

Salaries and allowance	$13,405	$16,351
Insurance	4,942	7,138
Tax payable	2,126	-
Others	7,367	4,089

	$27,840	$27,578
Note 10 – Accrued expenses
	2012	2011

Salaries and allowance	$16,351	$19,987
Insurance	7,138	8,150
Tax payable	-	11,040
Others	4,089	9,898

	$27,578	$49,075